Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Detail) - Interest rate risk [Member] - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 9,854,304	¥ 8,264,813
Carrying amounts, Assets	139,607	101,835
Carrying amounts, Liabilities	875,688	587,049
Interest rate option [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	207,916	185,621
Carrying amounts, Liabilities	¥ 44,106	¥ 21,333